Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Notes to the consolidated financial statements
Personnel	€ (27,971)	€ (30,039)
Maintenance and lease	(4,614)	(2,106)
Third-party services	(19,607)	(28,699)
Legal and other professional services	(7,215)	(6,394)
Amortization and depreciation	(9,444)	(5,575)
Other	(9,168)	(7,974)
Total	(78,019)	(80,787)
Salary and salary-related expenses	21,621	19,492
Expenses from share-based payments	5,823	10,547
Insurance expense	€ 4,150	€ 4,073